Consolidated statements of changes in equity - USD ($)	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Shares	(Accumulated Loss)/Retained Earnings
Beginning balance at Feb. 28, 2018	$ (173,332)	$ 100			$ (173,432)
Total comprehensive income (loss)
Profit (loss) for the year	(2,038,075)				(2,038,075)
Total comprehensive income (loss)	(2,038,075)	100			(2,038,075)
Ending balance at Feb. 28, 2019	(2,211,407)	100			(2,211,507)
Total comprehensive income (loss)
Profit (loss) for the year	13,580,791				13,580,791
Total comprehensive income (loss)	13,580,791				13,580,791
Issue of ordinary shares	5,000,000	5,000,000
Total transactions with owner	5,000,000	5,000,000
Ending balance at Feb. 29, 2020	16,369,384	5,000,100			11,369,284
Issuance of shares pursuant to reverse recapitalisation	174,078,230	3,158	$ 182,787,409		(8,712,337)
Warrant liabilities assumed pursuant to reverse recapitalisation	(69,923,483)		(10,496,685)		(59,426,798)
Restructuring adjustment for acquisition of subsidiary corporation pursuant to reverse recapitalisation	(4,994,938)	(4,994,938)
Total comprehensive income (loss)
Profit (loss) for the year	45,252,712				45,252,712
Total comprehensive income (loss)	45,252,712				45,252,712
Acquisition of treasury shares	(14,276,718)			$ (14,276,718)
Total transactions with owner	(14,276,718)			(14,276,718)
Ending balance at Feb. 28, 2021	$ 146,505,187	$ 8,320	$ 172,290,724	$ (14,276,718)	$ (11,517,139)